Note 45 Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Jun. 30, 2024	Dec. 31, 2023
Director [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		€ 402	€ 531
Bank guarantees to related parties		0	0
Related parties [member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		232	243
Bank guarantees to related parties		0	0
Senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	[1]	5,123	5,553
Bank guarantees to related parties	[1]	10	10
Related parties of senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		709	727
Bank guarantees to related parties		€ 0	€ 0

[1]	(1) Excluding executive directors.